SHARE-BASED COMPENSATION - Share Option Award Plan (Details)	12 Months Ended
	Dec. 31, 2017 CAD shares $ / CAD	Dec. 31, 2016 CAD shares
Share-Based Payment Arrangements [Abstract]
Outstanding, beginning of the period (in shares) | shares	6,000,000	5,300,000
Granted (in shares) | shares	1,600,000	1,200,000
Forfeited (in shares) | shares	(700,000)	(500,000)
Exercised (in shares) | shares	(200,000)	0
Outstanding, end of the period (in shares) | shares	6,697,704	6,000,000
Exercisable, end of the period (in shares) | shares	3,300,000	3,000,000
Outstanding, beginning of the period (C$ per share) | CAD	CAD 7.79	CAD 8.92
Granted (C$ per share) | CAD	5.24	3.26
Exercised (C$ per share) | CAD	4.23	0.00
Forfeited (C$ per share) | CAD	12.87	9.44
Outstanding, end of the period (C$ per share) | CAD	6.81	7.79
Exercisable, end of the period (C$ per share) | CAD	CAD 9.10	CAD 10.47
Closing foreign exchange rate | $ / CAD	0.7987